Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Carrying And Estimated Fair Value Of Other Financial Instruments

The following table presents the carrying amounts and estimated fair values of our other financial instruments at December 31, 2012 and 2011:

	December 31,
	2012		2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Liabilities:
Acquisition-related contingent consideration, including current portion (a)	$16,426	$16,426	$14,990	$14,990
Long-term debt, including current portion (b)	723,000	762,000	814,885	882,277

Total	$739,426	$778,426	$829,875	$897,267

(a)	The short-term portion is included in “Accounts payable, accrued expenses and other.” The long-term portion is included in “Other liabilities.”
(b)	At December 31, 2011, the carrying amount includes the equity component of Convertible Notes recorded in “Additional paid-in capital” of $18 million.

Schedule of Change in Acquisition-Related Contingent Consideration Liability

The following table represents the change in the acquisition-related contingent consideration liability during the years ended December 31, 2012 and 2011:

	December 31,
	2012	2011
Beginning balance	$14,990	$19,864
Acquisition date fair value measurement	8,171	2,900
Adjustments to fair value recorded in earnings (a)	(3,064)	(6,465)
Payments	(1,287)	(1,217)
Elimination of contingency (b)	(2,534)	—
Unrealized gains related to currency translation in other comprehensive income	150	(92)

Ending balance	$16,426	$14,990

(a)

Adjustments to fair value related to accretion expense and remeasurement of contingent consideration are recorded in “Acquisition-related contingent consideration” on the Consolidated Statements of Comprehensive Income (Loss).

(b)

During the year ended December 31, 2012, we fixed an acquisition-related contingent consideration liability in the amount of $2.5 million. The non-contingent consideration liability is no longer required to be remeasured to fair value and, accordingly, is not classified as a Level 3 measurement.

Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table presents financial assets and liabilities measured at fair value:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
As of December 31, 2012
Liabilities:
Acquisition-related contingent consideration, including current portion	$—	$—	$16,426	$16,426
As of December 31, 2011
Liabilities:
Acquisition-related contingent consideration, including current portion	$—	$—	$14,990	$14,990